Interest expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Interest expense	Interest expense
Interest expense and similar charges in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, irrespective of measurement at fair value; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to provisions recorded for pensions.
The detail of the main items of interest expense and similar charges accrued in 2025, 2024 and 2023 is as follows:

EUR million
	2025	2024	2023
Customer deposits	31,735	35,714	32,457
Debt securities issued and subordinated liabilities	15,066	14,612	12,671
Marketable debt securities	13,580	13,255	11,661
Subordinated liabilities (note 23)	1,486	1,357	1,010
Central banks and credit institution deposits	8,151	9,381	9,360
Lease Liabilities	107	122	127
Provisions for pensions (note 25)	91	105	93
Other interest expense	4,212	5,291	6,384
	59,362	65,225	61,092
Most of the interest expense and similar charges was generated by the Group’s financial liabilities that are measured at amortised cost.